Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended
	Sep. 25, 2025	Sep. 23, 2025	Dec. 31, 2016	Dec. 19, 2016	Oct. 25, 2025	Nov. 25, 2025	Dec. 25, 2025	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000175155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								NAV
Accumulated Value			$ 10,165	$ 10,000					$ 10,923	$ 10,808	$ 13,521	$ 12,536	$ 19,203	$ 13,755	$ 15,543	$ 16,604	$ 15,354
C000264203 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								NAV
Accumulated Value	$ 10,016	$ 10,000			$ 10,100	$ 10,077	$ 10,043
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value			9,902	10,000					12,064	11,535	15,167	17,957	23,112	18,926	23,901	29,881	35,224
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index
Accumulated Value	9,984	10,000			9,959	9,982	10,008
Dow Jones U S Select Short Term REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones U.S. Select Short-Term REIT Index
Accumulated Value			10,168	10,000					10,965	10,866	13,652	12,703	19,543	14,042	15,932	17,079	15,841
Dow Jones U S Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones U.S. Select REIT Index
Accumulated Value			$ 10,067	$ 10,000					$ 10,446	$ 10,005	$ 12,317	$ 10,938	$ 15,960	$ 11,816	$ 13,466	$ 14,557	$ 15,092
Bloomberg Global Aggregate ex USD Index Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate ex‑USD Index (Hedged)
Accumulated Value	$ 10,013	$ 10,000			$ 10,105	$ 10,093	$ 10,065